Subsequent events (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Mar. 31, 2025 CNY (¥)
Subsequent events
Proceeds from disposal of property, plant and equipment		¥ 66,000	¥ 11,000
Disposal of property
Subsequent events
Book value of property				¥ 16,297,000
Proceeds from disposal of property, plant and equipment | $	$ 1,653,000